NORTHERN LIGHTS VARIABLE TRUST

May 2, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Variable Trust    TOPS ®  Conservative ETF Portfolio

     TOPS ®  Balanced ETF Portfolio

TOPS ®  Moderate Growth ETF Portfolio

TOPS ®  Growth ETF Portfolio

TOPS ®  Aggressive Growth ETF Portfolio

TOPS ®  Managed Risk Balanced ETF Portfolio

TOPS ®  Managed Risk Moderate Growth ETF Portfolio

TOPS ®  Managed Risk Growth ETF Portfolio

      TOPS ®  Managed Risk Flex ETF Portfolio

Post Effective Amendment Nos. 113 and 114 to the Registration Statements on Form N-1A (File No. 333-131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf of TOPS ® Conservative ETF Portfolio, TOPS ® Balanced ETF Portfolio, TOPS®  Moderate Growth ETF Portfolio, TOPS ® Growth ETF Portfolio, TOPS®  Aggressive Growth ETF Portfolio, TOPS®  Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS®  Managed Risk Growth ETF Portfolio and TOPS® Managed Risk Flex ETF Portfolio (the “Portfolios”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
TOPS ® Conservative ETF Portfolio TOPS ® Balanced ETF Portfolio TOPS ® Moderate Growth ETF Portfolio TOPS ® Growth ETF Portfolio TOPS ® Aggressive Growth ETF Portfolio TOPS ® Managed Risk Balanced ETF Portfolio TOPS ® Managed Risk Growth ETF Portfolio TOPS ® Conservative ETF Portfolio TOPS ® Managed Risk Moderate Growth ETF Portfolio	113	0000910472-14-001703	April 21, 2014
TOPS ® Managed Risk Flex ETF Portfolio	114	0000910472-14-001704	April 21, 2014

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary